Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Common Stock	Common Stock Common Stock	Treasury Stock	Preferred Stock	Additional Paid in Capital	Additional Paid in Capital Common Stock	Additional Paid in Capital Preferred Stock	Retained Earnings
Beginning Balance at Dec. 31, 2019	$ 472,742			$ 104		$ 0	$ 55	$ 356,963			$ 115,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(20,519)										(20,519)
Mezzanine equity measurement	(495)										(495)
Issuance of common stock	3,300			3				3,297
Repurchase and cancellation of common and preferred stock		$ (6,012)	$ (89)		$ (5)				$ (6,007)	$ (89)
Share based compensation	90							90
Preferred share dividends declared	(8,624)										(8,624)
Ending Balance at Sep. 30, 2020	440,393			102		0	55	354,254			85,982
Beginning Balance at Dec. 31, 2020	444,747			102		0	55	354,284			90,306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	109,143										109,143
Issuance of common stock	71,537			20				71,517
Share based compensation	90							90
Preferred share dividends declared	(8,318)										(8,318)
Mezzanine equity measurement	271										271
Offering expenses	(681)							(681)
Ending Balance at Sep. 30, 2021	$ 616,789			$ 122		$ 0	$ 55	$ 425,210			$ 191,402